Report of Directors Corporate Governance - Single total figure of remuneration (Details) £ / shares in Units, $ / shares in Units, £ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2025 $ / shares £ / shares	Dec. 31, 2024 £ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£) £ / shares	Dec. 31, 2024 USD ($)	Mar. 11, 2025 £ / shares	Feb. 28, 2023 $ / shares	Feb. 28, 2023 £ / shares
Disclosure of transactions between related parties [line items]
Retention period			1 year	1 year
% of annual incentive in cash			50.00%	50.00%
% of annual incentive in shares			50.00%	50.00%
Long-term incentive awards
Disclosure of transactions between related parties [line items]
Share price on date of grant (in gbp per share) | (per share)	£ 6.36			£ 6.36			$ 6.357	£ 5.38
Average share price (in gbp per share) | $ / shares	£ 10.708
Georges Elhedery
Disclosure of transactions between related parties [line items]
Base salary			$ 1,479	£ 1,500	$ 989
Fixed pay allowance ('FPA')			0		1,288
Taxable benefits			61		39
Non-taxable benefits			108		58
Cash in lieu of pension			148		99
Total fixed			1,796		2,473
Annual incentive			3,605	3,605	1,677
Long term incentive			1,217		1,418
Notional returns			5		8
Total variable			4,827		3,103
Directors' remuneration expense			6,623		$ 5,576
Pam Kaur
Disclosure of transactions between related parties [line items]
Base salary			863	875
Fixed pay allowance ('FPA')			0
Taxable benefits			71
Non-taxable benefits			66
Cash in lieu of pension			86
Total fixed			1,086
Annual incentive			2,100	£ 2,100
Long term incentive			708
Notional returns			11
Total variable			2,819
Directors' remuneration expense			$ 3,905
2022-2024 LTI | Georges Elhedery | Long-term incentive awards
Disclosure of transactions between related parties [line items]
Share price on date of grant (in gbp per share) | £ / shares						£ 8.442
Average share price (in gbp per share) | £ / shares		£ 7.184